Commitments and contingencies (Tables)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Schedule of operating lease related assets and liabilities

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets:

March 31, 2020

Rights of use lease assets	$294,188

Lease liabilities, current	$93,077
Lease liabilities, noncurrent	170,966
Total operating lease liabilities	$264,043

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2020:

Weighted average remaining lease term (years)	3.42
Weighted average discount rate	4.75%

Schedule of maturities of lease liabilities

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2020:

March 31, 2020

2021	$104,094
2022	104,094
2023	58,824
2024	13,555
2025 and thereafter	3,389
Total undiscounted cash flows	283,956
Less: imputed interest	(19,913)
Present value of lease liabilities	$264,043

Schedule of Capital commitment
Contracted but not provided for as of March 31, 2020
Investment in Dandong BF as disclosed in Note 14	$1,036,408
$1,036,408

CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Schedule of maturities of lease liabilities

The Company’s commitments for minimum lease payment under these operating leases as of March 31, 2019 are as follow:

Twelve months ending March 31,	Minimum lease payment

2020	$108,002
2021	—
Total	$108,002